Summary of Significant Accounting Policies: Net Loss per Common Share: Schedule of Securities Excluded from Computation of Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Securities Excluded from Computation of Earnings Per Share
	Three month periods ended March 31,
	2013	2012
Stock warrants	4,446,060	84,326
Stock options	4,119,916	298,342
Total shares excluded	8,565,976	382,668